Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Percentage of contributions by participants	75.00%
Percentage of matching cash contributions	50.00%
Percentage of maximum contributions	5.00%
Company's vested contribution description on one year of service	20.00%
Company's vested contribution description after five years of service	100.00%
401(K) Savings Plan And Nonqualified Savings Plan [Member]
Defined Contribution Plan [Line Items]
Company's total contributions	$ 4.7	$ 3.6	$ 2.8
Supplemental Executive Retirement Plan [Member]
Defined Contribution Plan [Line Items]
Compensation expenses	$ 1.0	$ 0.9	$ 0.8